Average Annual Total Returns - Advisor Class - PIMCO Long-Term US Government Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	17.28%	7.22%	7.19%	17.70%	7.85%	7.80%